Liquidity	6 Months Ended
Jun. 30, 2022
Liquidity
Liquidity

Note 3 – Liquidity

During six months ended June 30, 2022, the Company had a significantly growth in bamboo related products which generated revenue of $26.3 million from its consumer product segment. and two subsidiaries focus on developing and manufacturing of smart electric sanitation vehicles generated revenue of $0.7 million from Electric Vehicle (the “EV”) segment. In additional, the Company starts to provide commercial factoring business during six months ended June 30, 2022, the Company estimates that commercial factoring business will generate revenue approximately $1.2 million in fiscal 2022.

Note 3 – Liquidity (continued)

During six months ended June 30, 2022, the Company successfully completed one equity financing which resulted in net proceeds of $10.1 million. In addition, the Company obtained net proceeds of $19.4 million from two equity financings during fiscal 2021. As a result, the Company had approximately $10.8 million cash on hand as of June 30, 2022. Although the Company maintains a positive working capital as of June 30, 2022, the future operations of the Company depend on whether or not the Company can successfully collect its accounts receivable and utilize its advances, as well as how the change of government policies affect its EV business.

The Company currently plans to fund its operations mainly through renewal of bank borrowings, additional equity financing and the continuing financial support by its shareholders and its affiliates controlled by its principal shareholder, if necessary, in the near future to ensure sufficient working capital. The Company has implemented a stricter policy on sales to supermarkets and less credible customers and continues to improve its collection efforts on accounts with outstanding balances. The Company is actively working with its customers and suppliers and expects to fully collect outstanding accounts receivables or utilize the rest of prepayment balance in next twelve months.

The Company plans to fund the EV segment through additional private placement and continued support from the parent company. The principal shareholder of the Company, along with the affiliated entity, Forasen Group, has agreed to provide financial support to the Company whenever necessary.

Based on its current operating plan, management believes that the above-mentioned measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital requirements for at least next twelve months from the date of this report.